THE MP 63 FUND, INC.

                            Supplement to Prospectus
                               Dated June 30, 2001



THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.








Reference is made to the section entitled "Distributor" on page 9 of this Prospectus. The first sentence in this section is deleted in its entirety and replaced by the following: The distributor for the MP 63 Fund, Inc. is Orbitex Funds Distributor, Inc., located at 14747 California Street, Omaha, NE 68154.




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